Income Taxes - Schedule of Reconciliation of Benefit (expense) for Income Taxes (Details) (10-K) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net (Loss)			$ (1,797,228)			$ (11,709,412)	$ (5,788,901)
Benefit (expense) for income taxes computed using the statutory rate of 21% in 2019 and 2018 and 34% in 2017			377,418			2,458,977	1,968,226
Non-deductible expense			(161,864)			(918,417)	(360,952)
Re-measurement of deferred income taxes due to tax reform							(632,683)
Change in valuation allowance			(215,554)			(1,540,560)	(974,591)
Provision for income taxes